SHARE CAPITAL AND SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Authorized and issue share capital
As at December 31, 2018 and 2017, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2018	2017
150,000,000 (2017: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2018	2017
101,302,404 (2017: 101,118,289) outstanding issued common shares of $1.00 each	101,303	101,119

Weighted average assumptions used
The weighted average assumptions as at grant date are noted in the table below:

	2018	2017	2016
Risk free interest rate	2.5%	1.8%	1.8%
Expected volatility of common stock	62.5%	54.5%	55.0%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term of options (in years)	3.6 years	3.8 years	5.0 years

Summary of stock option activity

	Year ended December 31
In $'000	2018	2017	2016
Intrinsic value of share options exercised	2,621	286	1,326
Total fair value of share options fully vested in the year	16,623	13,601	113

Compensation cost recognized in the consolidated statement of operations	11,748	8,777	5,830
Share options cost capitalized*	421	1,823	822
*These costs have been capitalized as part of the cost of the conversion of the Hilli, representing share options awarded to employees directly involved in the conversion.
A summary of option activity as at December 31, 2018 is presented below:

(in thousands of $, except per share data)	Shares (in '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2017	4,017	$37.92	3.0
Exercised during the year	(184)	$14.60
Forfeited during the year	(521)	$45.06
Lapsed during the year	(15)	$31.46
Granted during the year	508	$27.20
Options outstanding at December 31, 2018	3,805	$36.16	2.4

Options exercisable at:
December 31, 2018	2,320	$39.02	1.96
December 31, 2017	1,139	$37.92	2.53
December 31, 2016	108	$2.84	0.83